ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) - $ / shares		1 Months Ended
	Oct. 05, 2020	Jun. 30, 2018	Dec. 31, 2020	Mar. 06, 2020	May 08, 2019	Aug. 31, 2017
Equity interest divesture (in percent)			100.00%
Issue price (per share)	$ 3.98
Ambow NSAD Inc
Ownership interest of parent					100.00%
American Depository Shares
Shares issued (in shares)	1,507,538
American Depository Shares | Registered Direct Offering
Shares issued (in shares)	1,507,538
Issue price (per share)	$ 3.98
Class A Shares per ADS (in shares)	2
American Depository Shares | Public Offering
Shares issued (in shares)		2,070,000
Issue price (per share)		$ 4.25
Ambow Online
Equity interest divesture (in percent)						100.00%
NewSchool
Ownership interest acquired (as a percent)				100.00%
NewSchool | Ambow NSAD Inc
Ownership interest acquired (as a percent)				100.00%